UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Robin Miller
Title:	 Chief Compliance Officer
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Robin Miller	Pittsburgh, PA	January 22, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      95
Form 13F Information Table Value Total:	 418,706
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS             PUT     INV
ISSUER                  CLASS             CUSIP        VALUE  PRN_AMT SH_CALL   CALL    DISC   MANAGER SOLE  SHARED  NONE
---------------------- --------        ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire HathawayCLA A		084990175	397	0	SH		SOLE		0
3M Company		COM		88579y101	515	6	SH		SOLE		6
Abbott Labs		COM		002824100	1992	37	SH		SOLE		37
Air Prods & Chem	COM		009158106	277	3	SH		SOLE		3
ALCOA			COM		013817101	5011	311	SH		SOLE		311
Allergan		COM		018490102	14165	225	SH		SOLE		225
Allstate Corp.		COM		020002101	284	9	SH		SOLE		9
Altria Group		COM		02209S103	271	14	SH		SOLE		14
American Express	COM		025816109	422	10	SH		SOLE		10
Amgen Inc.		COM		031162100	9814	173	SH		SOLE		173
Ansys Inc.		COM		03662Q105	1093	25	SH		SOLE		25
Arthur J Gallagher	COM		363576109	8555	380	SH		SOLE		380
AT&T			COM		00206r102	17867	637	SH		SOLE		637
Bank of NY Mellon	COM		064058100	8646	309	SH		SOLE		309
Baxter Intl		COM		071813109	352	6	SH		SOLE		6
Berkshire Hath B	CLA B		084670207	263	0	SH		SOLE		0
BMC Software		COM		055921100	2709	68	SH		SOLE		68
Boeing			COM		097023105	13098	242	SH		SOLE		242
BP p.l.c		COM		055622104	5565	96	SH		SOLE		96
CA			COM		12673P105	13766	613	SH		SOLE		613
Caterpillar Inc.	COM		149123101	276	5	SH		SOLE		5
CBS Corp A		CL A		124857103	362	26	SH		SOLE		26
Charles Schwab Corp	COM		808513105	6263	333	SH		SOLE		333
Cisco Systems		COM		17275r102	1814	76	SH		SOLE		76
Coca Cola Co		COM		191216100	709	12	SH		SOLE		12
Colgate-Palmolive	COM		194162103	696	8	SH		SOLE		8
Comcast Corp A		CL A		20030n101	14671	870	SH		SOLE		870
ConocoPhillips		COM		20825C104	290	6	SH		SOLE		6
Cons Communications	COM		209034107	5082	291	SH		SOLE		291
Cynosure		COM		232577205	3531	307	SH		SOLE		307
Dell			COM		24702r101	3658	255	SH		SOLE		255
El Paso Corp.		COM		28336L109	970	99	SH		SOLE		99
EMC Corp.		COM		268648102	6007	344	SH		SOLE		344
EQT Corp		COM		26884l109	328	7	SH		SOLE		7
Erie Indemnity Co	CL A		29530P102	9262	237	SH		SOLE		237
Exelon Corp.		COM		30161N101	258	5	SH		SOLE		5
Exxon Mobil		COM		30231G102	3208	47	SH		SOLE		47
FirstEnergy Corp	COM		337932107	281	6	SH		SOLE		6
FNB Corp		COM		302520101	3943	581	SH		SOLE		581
General Electric	COM		369604103	12057	797	SH		SOLE		797
Goldman Sachs		COM		38141g104	214	1	SH		SOLE		1
Hercules Offshore	COM		427093109	2076	434	SH		SOLE		434
Hewlett Packard		COM		428236103	463	9	SH		SOLE		9
Honeywell		COM		438516106	10474	267	SH		SOLE		267
Ingersoll Rand		COM		G47791101	11773	329	SH		SOLE		329
Intel Corp.		COM		458140100	983	48	SH		SOLE		48
Intl Business Mach	COM		459200101	8774	67	SH		SOLE		67
iShares MSCI-Japan	MSCI JAPAN	464286848	6923	711	SH		SOLE		711
IShares Tr S&P 100	MSCI JAPAN	464287101	356	7	SH		SOLE		7
IShs Trust Corp Bond	MSCI JAPAN	464287242	12180	117	SH		SOLE		117
ITT Industries		COM		450911102	7218	145	SH		SOLE		145
J.P. Morgan Chase	COM		46625H100	655	16	SH		SOLE		16
Johnson & Johnson	COM		478160104	1437	22	SH		SOLE		22
Joy Global Inc.		COM		481165108	10891	211	SH		SOLE		211
Kimberly Clark		COM		494368103	10268	161	SH		SOLE		161
Loews Corp		COM		540424108	19926	548	SH		SOLE		548
Marsh & McLennan	COM		571748102	4237	192	SH		SOLE		192
Matthews Intl		CL A		577128101	3019	85	SH		SOLE		85
Medtronic		COM		585055106	12304	280	SH		SOLE		280
Merck			COM		58933Y105	1007	28	SH		SOLE		28
Microsoft		COM		594918104	12401	407	SH		SOLE		407
Mid Cap SPDR		COM		595635103	249	2	SH		SOLE		2
Mylan Inc		COM		628530107	607	33	SH		SOLE		33
Nokia Corp		COM		654902204	154	12	SH		SOLE		12
Nvidia Corp		COM		67066g104	291	16	SH		SOLE		16
OPNET Technologies 	COM		683757108	4656	382	SH		SOLE		382
Oracle Corp		COM		68389x105	611	25	SH		SOLE		25
Pepsico			COM		713448108	694	11	SH		SOLE		11
Pfizer Inc		COM		717081103	5947	327	SH		SOLE		327
Philip Morris Intl Inc	COM		718172109	649	13	SH		SOLE		13
PNC Financial		COM		693475105	9766	185	SH		SOLE		185
PPG Inds		COM		693506107	3991	68	SH		SOLE		68
Procter & Gamble	COM		742718109	936	15	SH		SOLE		15
Rockwell Collins	COM		774341101	213	4	SH		SOLE		4
Royal Dutch Shell	COM		780259206	465	8	SH		SOLE		8
Russell 3000 Index	RUSSELL 3000	464287689	2635	40	SH		SOLE		40
Sandisk Inc		COM		80004C101	18190	627	SH		SOLE		627
Schwab US Broad Mk	ETF		808524102	3615	137	SH		SOLE		137
SPDR Trust Unit SR 1	INDEX		78462F103	1975	18	SH		SOLE		18
Spectrum Control	COM		847615101	3130	331	SH		SOLE		331
Stryker Corp		COM		863667101	226	4	SH		SOLE		4
Telefonos De Mexico	SPON ADR ORD L	879403780	1791	108	SH		SOLE		108
Telmex Internacional	COM		879690105	1416	80	SH		SOLE		80
Texas Instruments	COM		882508104	3874	149	SH		SOLE		149
Time Warner		COM		887317303	244	8	SH		SOLE		8
U.S. Bancorp		COM NEW		902973304	245	11	SH		SOLE		11
United Technologies	COM		913017109	912	13	SH		SOLE		13
UPS Class B		CL B		911312106	1796	31	SH		SOLE		31
V F Corp.		COM		918204108	7129	97	SH		SOLE		97
Verizon			COM		92343V104	19997	604	SH		SOLE		604
Viacom Cl B		CL B		92553p201	261	9	SH		SOLE		9
Viacom Inc		CL A		92553p102	839	27	SH		SOLE		27
WalMart			COM		931142103	749	14	SH		SOLE		14
Windstream Corp		COM		97381w104	1352	123	SH		SOLE		123
Xilinx Inc		COM		983919101	2790	111	SH		SOLE		111



